Property, Plant and Equipment, net	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net

8. Property, Plant and Equipment, net

Property, plant and equipment, net is stated at cost, and consisted of the following:

	December 25, 2020	March 27, 2020
Land	$23,829	$27,898
Buildings, building improvements and leasehold improvements	91,535	150,402
Machinery and equipment	488,796	694,215
Office equipment	6,643	7,517
Construction in progress	10,956	27,919

Total	621,759	907,951
Less accumulated depreciation	(407,387)	(575,621)

Total	$214,372	$332,330

Total depreciation expense amounted to $11,255 and $33,861 in the three- and nine-month periods ended December 25, 2020, respectively, and $15,677 and $46,247 in the three- and nine-month periods ended December 27, 2019, respectively.

Long-lived assets include property, plant and equipment and related deposits on such assets, and capitalized tooling costs. The geographic locations of the Company’s long-lived assets, net, based on physical location of the assets, as of December 25, 2020 and March 27, 2020 are as follows:

	December 25, 2020	March 27, 2020
United States	$35,894	$152,536
Philippines	136,284	106,618
Thailand	34,226	62,380
Other	9,306	12,112

Total	$215,710	$333,646

Amortization of prepaid tooling costs amounted to $18 and $54 for the three- and nine-month periods ended December 25, 2020, respectively, and $32 and $94 in the three- and nine-month periods ended December 27, 2019, respectively.

7. Property, Plant and Equipment, net

Property, plant and equipment, net is stated at cost, and consisted of the following:

	March 29, 2019	March 27, 2020
Land	$27,675	$27,898
Buildings, building improvements and leasehold improvements	150,223	150,402
Machinery and equipment	685,268	694,215
Office equipment	10,237	7,517
Construction in progress	32,543	27,919

	905,946	907,951
Less: accumulated depreciation	(558,542)	(575,621)

Total	$347,404	$332,330

The Company retired $14,959 and $9,418 of fully depreciated assets during fiscal years ended March 29, 2019 and March 27, 2020, respectively. Total depreciation expense was $58,333 and $62,118 for the fiscal years ended March 29, 2019 and March 27, 2020, respectively.

Long-lived assets include property, plant and equipment and related deposits on such assets, and capitalized tooling costs. The geographic locations of the Company’s long-lived assets, net, based on physical location of the assets, as of March 29, 2019 and March 27, 2020 were as follows:

	March 29, 2019	March 27, 2020
United States	$151,221	$152,536
Philippines	109,485	106,618
Thailand	72,468	62,380
Other	15,449	12,112

Total	$348,623	$333,646

Amortization expense related to prepaid tooling, which is included in selling, general and administrative expense was $205 and $125 for the fiscal years ended March 29, 2019 and March 27, 2020, respectively.